ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

    Accrued expenses and other current liabilities consisted of the following (in RMB thousands):

	December 31,
	2012	2013
Salaries, commissions and welfare payable	129,855	146,307
Taxes payable	40,877	46,045
Royalty fees payable	1,435	718
Third party deposits	16,491	13,047
Professional fees payable	4,065	6,584
Property refinancing loan payable	—	86,210
Other current liabilities	24,971	29,123

Total	217,694	328,034